SCHEDULE OF CHANGES IN OPTION (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares ₪ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares ₪ / shares	Dec. 31, 2023 shares ₪ / shares
IfrsStatementLineItems [Line Items]
Outstanding Number of options	620,961	620,961	660,650	660,650
Weighted average exercise price, Beginning Balance | ₪ / shares		₪ 34.77		₪ 46.45
Number of options Outstanding, Ending Balance	383,676	383,676	620,961	620,961	660,650
Weighted average exercise price, Ending Balance | (per share)	$ 19.41	₪ 61.91		₪ 34.77	₪ 46.45
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding Number of options	620,961	620,961	660,650	660,650	658,151
Weighted average exercise price, Beginning Balance | (per share)	$ 10.89	₪ 34.77		₪ 46.45	₪ 45.9
Number of options, Granted	21,074	21,074	22,484	22,484	33,840
Weighted average exercise price, Granted | (per share)	$ 9.07	₪ 28.93		₪ 35.31	₪ 58.25
Number of options, Expired	(16,240)	(16,240)	(9,505)	(9,505)	(2,285)
Weighted average exercise price, Expired | (per share)	$ 10.58	₪ 33.74		₪ 91.05	₪ 0.12
Number of options, Forfeited	(10,901)	(10,901)	(32,668)	(32,668)	(17,142)
Weighted average exercise price, Forfeited | (per share)	$ 34.19	₪ 109.05		₪ 57.70	₪ 90.13
Number of options, Exercised	(231,218)	(231,218)	(20,000)	(20,000)	(11,914)
Weighted average exercise price, Exercised | (per share)	$ 0.03	₪ 0.11		₪ 0.12	₪ 0.12
Number of options Outstanding, Ending Balance	383,676	383,676	620,961	620,961	660,650
Weighted average exercise price, Ending Balance | (per share)	$ 19.41	₪ 61.91	$ 10.89	₪ 34.77	₪ 46.45
Number of Options Exercisable	333,874	333,874	503,954	503,954	558,751
Weighted average exercise price, Exercisable | ₪ / shares		₪ 27.52			₪ 35.03
Weighted average exercise price, Exercisable | (per share)	$ 19.40	₪ 61.89		₪ 27.52